                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-4489

                      (Investment Company Act File Number)

                       Federated U.S. Government Bond Fund
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 8/31/04

               Date of Reporting Period: Six months ended 2/29/04

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated U.S.Government Bond Fund

SEMI-ANNUAL SHAREHOLDER REPORT

February 29, 2004

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/29/2004	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$11.10	$11.45	$10.93	$10.27	$ 9.79	$11.00
Income From Investment Operations:
Net investment income	0.23	0.48	0.51	0.53	0.53	0.52
Net realized and unrealized gain (loss) on investments	0.61	(0.29)	0.54	0.65	0.50	(0.98)

TOTAL FROM INVESTMENT OPERATIONS	0.84	0.19	1.05	1.18	1.03	(0.46)

Less Distributions:
Distributions from net investment income	(0.23)	(0.48)	(0.51)	(0.52)	(0.53)	(0.52)
Distributions from net realized gain on investments	(0.04)	(0.06)	(0.02)	--	(0.02)	(0.23)

TOTAL DISTRIBUTIONS	(0.27)	(0.54)	(0.53)	(0.52)	(0.55)	(0.75)

Net Asset Value, End of Period	$11.67	$11.10	$11.45	$10.93	$10.27	$ 9.79

Total Return[2]	7.70%	1.55%	9.99%	11.82%	10.95%	(4.52)%

Ratios to Average Ne Assets:

Expenses	0.91%[3]	0.91%	0.91%	0.92%	0.88%	0.85%

Net investment income	4.12%[3]	4.13%	4.74%	4.99%	5.42%	4.97%

Expense waiver/reimbursement[4]	0.26%[3]	0.22%	0.27%	0.20%	0.26%	0.27%

Supplemental Data:

Net assets, end of period (000 omitted)	$117,614	$111,880	$107,058	$115,645	$117,468	$123,189

Portfolio turnover	11%	62%	52%	88%	38%	100%

1 Beginning with the year ended August 31, 2000, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

February 29, 2004 (unaudited)

Principal Amount			Value
		U.S. TREASURY--80.4%
		Treasury Inflation-Protected Bond--3.2%
$2,804,300		3.875%, 4/15/2029	$3,811,212

		U.S. Treasury Bonds--72.8%
2,880,000		11.250%, 2/15/2015	4,690,339
3,650,000		9.250%, 2/15/2016	5,346,119
6,000,000		7.250%, 5/15/2016	7,656,540
4,300,000		7.500%, 11/15/2016	5,603,416
1,500,000		9.125%, 5/15/2018	2,227,500
4,000,000		9.000%, 11/15/2018	5,911,240
4,000,000		8.125%, 8/15/2019	5,559,360
4,000,000		8.750%, 5/15/2020	5,871,880
500,000		7.875%, 2/15/2021	685,080
3,200,000		8.000%, 11/15/2021	4,451,008
4,800,000		7.250%, 8/15/2022	6,245,232
1,000,000		7.125%, 2/15/2023	1,287,340
3,000,000		6.875%, 8/15/2025	3,794,520
4,600,000		6.000%, 2/15/2026	5,277,764
3,350,000		6.750%, 8/15/2026	4,192,223
3,400,000		6.125%, 11/15/2027	3,965,250
3,500,000		5.500%, 8/15/2028	3,771,810
2,000,000		5.250%, 11/15/2028	2,086,560
6,500,000	[1]	5.375%, 2/15/2031	7,005,765

		TOTAL	85,628,946

		U.S. Treasury Note--4.4%
5,000,000	[1]	4.250%, 11/15/2013	5,114,050

		TOTAL U.S. TREASURY (IDENTIFIED COST $84,755,596)	94,554,208

Principal Amount			Value
		GOVERNMENT AGENCIES--14.2%
		Federal Home Loan Bank System--7.4%
$1,000,000		6.500%, 11/13/2009	$1,152,090
1,150,000		7.625%, 5/14/2010	1,399,814
5,000,000		7.125%, 2/15/2030	6,231,050

		TOTAL	8,782,954

		Federal Home Loan Mortgage Corporation--4.8%
141,000		6.750%, 9/15/2029	167,928
4,820,000		6.250%, 7/15/2032	5,435,900

		TOTAL	5,603,828

		Federal National Mortgage Association--2.0%
2,000,000		6.625%, 11/15/2030	2,354,500

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $15,304,975)	16,741,282

		REPURCHASE AGREEMENTS--15.2%
5,528,000		Interest in $1,700,000,000 joint repurchase agreement with Bank of America LLC, 1.070%, dated 2/27/2004, to be repurchased at $5,528,493 on 3/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2034	5,528,000
12,357,000		Interest in $1,700,000,000 joint repurchase agreement with Bank of America LLC, 1.070%, dated 2/27/2004, to be repurchased at $12,358,102 on 3/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2034 (held as collateral for securities lending)	12,357,000

		TOTAL REPURCHASE AGREEMENTS (COST OF $17,885,000)	17,885,000

		TOTAL INVESTMENTS--109.8% (IDENTIFIED COST $117,945,571)[2]	129,180,490

		OTHER ASSETS AND LIABILITIES -- NET--(9.8)%	(11,566,360)

		TOTAL NET ASSETS--100%	$117,614,130

1 Certain principal amounts are temporarily on loan to unaffiliated broker/ dealers.

2 The cost of investments for federal tax purposes amounts to $117,945,571.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 29, 2004 (unaudited)

Assets:
Investment in securities	$111,295,490
Investments in repurchase agreements	17,885,000

Total investments in securities, at value including $12,099,580 of securities loaned (identified cost $117,945,571)		$129,180,490
Cash		919
Income receivable		996,890
Receivable for shares sold		87,005
Prepaid expenses		5,138

TOTAL ASSETS		130,270,442

Liabilities:
Payable for shares redeemed	$178,144
Income distribution payable	115,430
Payable for collateral due to broker	12,357,000
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	1,047
Payable for shareholder services fee (Note 5)	4,691

TOTAL LIABILITIES		12,656,312

Net assets for 10,081,041 shares outstanding		$117,614,130

Net Assets Consist of:
Paid in capital		$106,558,392
Net unrealized appreciation of investments		11,234,919
Accumulated net realized loss on investments		(178,495)
Distributions in excess of net investment income		(686)

TOTAL NET ASSETS		$117,614,130

Net Asset Value, Offering Price and Redemption Proceeds Per Share
$117,614,130 ÷ 10,081,041 shares outstanding		$11.67

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 29, 2004 (unaudited)

Investment Income:
Interest (including income on securities loaned of $1,884)			$2,907,986
Dividends (received from affiliated issuers) (Note 5)			12,906

TOTAL INCOME			2,920,892

Expenses:
Investment adviser fee (Note 5)		$348,195
Administrative personnel and services fee (Note 5)		70,434
Custodian fees		6,588
Transfer and dividend disbursing agent fees and expenses (Note 5)		49,292
Directors'/Trustees' fees		5,470
Auditing fees		3,977
Legal fees		5,189
Portfolio accounting fees (Note 5)		21,610
Shareholder services fee (Note 5)		145,081
Share registration costs		12,709
Printing and postage		9,009
Insurance premiums		773
Miscellaneous		3,935

TOTAL EXPENSES		682,262

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(25,421)
Waiver of administrative personnel and services fee	(7,876)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,962)
Waiver of shareholder services fee	(116,065)

TOTAL WAIVERS AND REIMBURSEMENT		(151,324)

Net expenses			530,938

Net investment income			2,389,954

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(16,246)
Net change in unrealized appreciation of investments			6,050,642

Net realized and unrealized gain on investments			6,034,396

Change in net assets resulting from operations			$8,424,350

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/29/2004	Year Ended 8/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,389,954	$4,931,656
Net realized gain (loss) on investments	(16,246)	446,967
Net change in unrealized appreciation/depreciation of investments	6,050,642	(5,188,699)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,424,350	189,924

Distributions to Shareholders:
Distributions from net investment income	(2,379,958)	(4,876,007)
Distributions from net realized gain on investments	(456,803)	(601,282)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,836,761)	(5,477,289)

Share Transactions:
Proceeds from sale of shares	28,879,287	140,961,938
Net asset value of shares issued to shareholders in payment of distributions declared	2,064,850	4,263,789
Cost of shares redeemed	(30,797,722)	(135,116,235)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	146,415	10,109,492

Change in net assets	5,734,004	4,822,127

Net Assets:
Beginning of period	111,880,126	107,057,999

End of period (including distributions in excess of net investment income of $(686) and $(10,682), respectively)	$117,614,130	$111,880,126

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 29, 2004 (unaudited)

1. ORGANIZATION

Federated U.S. Government Bond Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Fund is to pursue total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. Government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of February 29, 2004, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$12,099,580	$12,357,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in capital stock were as follows:

	Six Months Ended 2/29/2004	Year Ended 8/31/2003
Shares sold	2,536,794	12,072,847
Shares issued to shareholders in payment of distributions declared	180,674	367,866
Shares redeemed	(2,712,057)	(11,717,208)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	5,411	723,505

4. FEDERAL TAX INFORMATION

At February 29, 2004, the cost of investments for federal tax purposes was $117,945,571. The net unrealized appreciation of investments for federal tax purposes was $11,234,919. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,298,962 and net unrealized depreciation from investments for those securities having an excess of cost over value of $64,043.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in Government Obligations Fund, which is managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investment in this fund are recorded as income in the accompanying financial statements and totaled $12,906 for the period.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the six months ended February 29, 2004, the fees paid to FAS and FServ were $20,844 and $41,714, respectively, after voluntary waiver, if applicable.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $14,322, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated U.S.Government Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314284100

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

8040402 (4/04)

Item 2.     Code of Ethics

Not Applicable.

Item 3.     Audit Committee Financial Expert

Not Applicable.

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated U.S. Government Bond Fund

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        April 21, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        April 21, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        April 21, 2004